Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Vehicles	$ 140,111	$ 203,290	$ 115,213
Parts and accessories	952	2,456	338
Total inventory	$ 141,063	$ 205,746	$ 115,551